Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—127.3%
ARGENTINA—0.5%
Telecom Argentina SA, 8.00%, 07/18/2026(a)(b)		$1,769,000	$ 1,646,161
AUSTRIA—1.4%
Benteler International AG
9.38%, 05/15/2028(a)	EUR	2,000,000	2,232,646
10.50%, 05/15/2028(a)		$2,919,000	2,963,030
Total Austria			5,195,676
CANADA—2.9%
Bellatrix Exploration Ltd. PIK, 12.50%, 12/15/2023(b)(c)(d)		456,000	–
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		4,935,000	4,965,572
Husky III Holding Ltd., 13.00%, 02/15/2025(a)(b)(e)		1,495,000	1,390,350
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030(a)(b)		1,650,000	1,633,506
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2026(a)(b)		2,497,000	2,319,292
Total Canada			10,308,720
CHILE—0.1%
Sable International Finance Ltd., 5.75%, 09/07/2027(a)(b)		200,000	186,882
CHINA—0.0%
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)(b)(f)		3,609,000	153,700
CZECH REPUBLIC—0.9%
Allwyn Entertainment Financing UK PLC, 7.25%, 04/30/2030(a)	EUR	2,853,000	3,196,067
FRANCE—9.6%
Altice France SA
8.13%, 02/01/2027(a)(b)		$2,659,000	2,175,013
5.13%, 07/15/2029(a)(b)		866,000	606,473
5.50%, 10/15/2029(a)(b)		469,000	332,993
Banijay Group SAS, 6.50%, 03/01/2026(a)	EUR	2,500,000	2,707,520
CAB SELAS, 3.38%, 02/01/2028(a)(b)		5,400,000	5,061,550
Chrome Holdco SASU, 5.00%, 05/31/2029(a)		10,000,000	8,483,525
Iliad Holding SASU, 7.00%, 10/15/2028(a)(b)		$1,568,000	1,472,103
Loxam SAS, 5.75%, 07/15/2027(a)	EUR	3,500,000	3,561,341
Mobilux Finance SAS, 4.25%, 07/15/2028(a)		1,500,000	1,430,576
Picard Bondco SA, 5.38%, 07/01/2027(a)		4,000,000	4,015,200
Societe Generale SA, (fixed rate to 11/22/2027, variable rate thereafter), 9.38%, 11/22/2027(a)(g)		$4,420,000	4,496,687
Total France			34,342,981
GEORGIA—0.1%
Bank of Georgia JSC, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024(a)(g)		526,000	512,850
GERMANY—8.5%
Cerdia Finanz GmbH, 10.50%, 02/15/2027(a)(b)		1,155,000	1,137,702
CT Investment GmbH, 5.50%, 04/15/2026(a)	EUR	3,645,000	3,740,928
	Shares or Principal Amount		Value

HT Troplast GmbH, 9.38%, 07/15/2028(a)	EUR	7,884,000	$ 8,655,285
IHO Verwaltungs GmbH
3.88%, 05/15/2027(a)		1,700,000	1,699,342
PIK, 8.75%, 05/15/2028(a)		3,270,388	3,766,593
Kirk Beauty SUN GmbH PIK, 8.25%, 10/01/2026(a)(b)(e)		2,900,000	2,769,894
PrestigeBidCo GmbH, 3 mo. Euribor + 6.000%, 9.66%, 07/15/2027(a)(h)		2,176,000	2,404,476
Standard Profil Automotive GmbH, 6.25%, 04/30/2026(a)		3,500,000	2,802,489
TK Elevator Holdco GmbH, 6.63%, 07/15/2028(a)(b)		3,600,000	3,438,885
Total Germany			30,415,594
GIBRALTAR—2.1%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)		7,200,000	7,401,393
ISRAEL—1.7%
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/2029		5,000,000	5,597,007
7.88%, 09/15/2031		601,000	686,600
Total Israel			6,283,607
ITALY—0.9%
Lottomatica SpA
7.13%, 06/01/2028(a)		1,390,000	1,569,004
3 mo. Euribor + 4.125%, 7.59%, 06/01/2028(a)(h)		1,551,000	1,713,671
Total Italy			3,282,675
JAMAICA—0.4%
Digicel International Finance Ltd. / Digicel international Holdings Ltd.
8.75%, 05/25/2024(a)(b)		$1,482,000	1,344,915
8.00%, 12/31/2026(a)(b)(f)		120,811	21,746
Total Jamaica			1,366,661
LUXEMBOURG—15.6%
Albion Financing 2Sarl, 8.75%, 04/15/2027(a)(b)		9,785,000	9,065,906
Altice Financing SA, 5.75%, 08/15/2029(a)(b)		2,086,000	1,564,332
Altice Finco SA, 4.75%, 01/15/2028(a)	EUR	5,000,000	2,971,949
Altice France Holding SA
10.50%, 05/15/2027(a)(b)		$7,282,000	3,081,327
6.00%, 02/15/2028(a)(b)		10,000,000	3,721,566
ARD Finance SA
PIK, 5.00%, 06/30/2027(a)(b)(e)	EUR	6,000,000	5,137,415
6.50%, 06/30/2027(a)(b)(e)		$610,732	496,220
Cidron Aida Finco Sarl
5.00%, 04/01/2028(a)	EUR	2,000,000	1,996,033
6.25%, 04/01/2028(a)	GBP	5,993,000	6,710,496
Cullinan Holdco Scsp, 4.63%, 10/15/2026(a)	EUR	4,031,000	3,663,119
HSE Finance Sarl
5.63%, 10/15/2026(a)		1,210,000	731,717
3 mo. Euribor + 5.750%, 9.07%, 10/15/2026(a)(h)		1,690,000	1,059,149
LHMC Finco 2 Sarl PIK, 7.25%, 10/02/2025(a)(e)		256,281	277,833

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
LUXEMBOURG (continued)
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)	EUR	9,260,000	$ 9,971,149
Summer BC Holdco A Sarl, 9.25%, 10/31/2027(a)		6,397,474	5,662,390
Total Luxembourg			56,110,601
MEXICO—2.3%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		$1,079,000	695,821
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(g)		4,448,000	4,626,116
Grupo Aeromexico SAB de CV, 8.50%, 03/17/2027(a)(b)		1,600,000	1,449,424
Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2025(a)(b)		1,500,000	1,367,820
Unifin Financiera SAB de CV
(fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025(a)(c)(f)(g)		2,000,000	200
8.38%, 01/27/2028(a)(c)(f)		3,000,000	138,575
Total Mexico			8,277,956
NETHERLANDS—8.2%
LeasePlan Corp. NV VRN, (fixed rate to 05/29/2024, variable rate thereafter), 7.38%, 05/29/2024(a)	EUR	2,803,000	3,043,376
Nobel Bidco BV, 3.13%, 06/15/2028(a)		3,300,000	2,896,332
Sigma Holdco BV, 7.88%, 05/15/2026(a)(b)		$3,000,000	2,619,690
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(g)(i)	EUR	5,000,000	5,178,702
Summer BidCo BV
9.00%, 11/15/2025(a)(e)		3,205,779	3,211,990
9.00%, 11/15/2025(a)(e)		4,145,482	4,125,864
UPC Holding BV, 5.50%, 01/15/2028(a)(b)		$3,000,000	2,670,000
Ziggo Bond Co. BV, 3.38%, 02/28/2030(a)(b)	EUR	7,000,000	5,893,258
Total Netherlands			29,639,212
NIGERIA—0.7%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(b)		$2,860,000	2,603,858
REPUBLIC OF IRELAND—2.1%
AerCap Holdings NV, (fixed rate to 10/10/2024, variable rate thereafter), 5.88%, 10/10/2079(b)		2,239,000	2,164,410
Cimpress PLC, 7.00%, 06/15/2026(b)		5,565,000	5,251,969
Total Republic of Ireland			7,416,379
SPAIN—2.4%
Cirsa Finance International Sarl, 10.38%, 11/30/2027(a)	EUR	4,190,000	4,975,459
Telefonica Europe BV, 2.38%, 02/12/2029(a)(g)		4,100,000	3,597,886
Total Spain			8,573,345
SWEDEN—2.9%
DDM Debt AB, 9.00%, 04/19/2026(a)		4,000,000	2,902,681
	Shares or Principal Amount		Value

Intrum AB, 3.50%, 07/15/2026(a)	EUR	3,200,000	$ 2,736,964
Verisure Midholding AB, 5.25%, 02/15/2029(a)		5,000,000	4,809,490
Total Sweden			10,449,135
TURKEY—0.3%
Yapi ve Kredi Bankasi AS, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2031(a)(b)		$983,000	940,082
UNITED ARAB EMIRATES—0.0%
Emirates Reit Sukuk II Ltd., 9.50%, 12/12/2024(a)		162,000	154,305
UNITED KINGDOM—16.4%
Barclays PLC, (fixed rate to 12/15/2025, variable rate thereafter), 6.13%, 12/15/2025(g)		1,240,000	1,132,758
BCP V Modular Services Finance II PLC, 4.75%, 11/30/2028(a)	EUR	2,600,000	2,422,749
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(a)		2,700,000	2,204,223
Bellis Acquisition Co. PLC, 4.50%, 02/16/2026(a)	GBP	2,800,000	3,151,393
Bellis Finco PLC, 4.00%, 02/16/2027(a)		3,000,000	2,959,586
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/01/2026(a)(b)		$2,645,000	2,535,811
eG Global Finance PLC, 6.25%, 10/30/2025(a)	EUR	1,845,141	1,957,890
EnQuest PLC
7.00%, 10/15/2023(a)	GBP	4,339,725	5,488,405
11.63%, 11/01/2027(a)(b)		$1,950,000	1,835,656
Galaxy Finco Ltd., 9.25%, 07/31/2027(a)	GBP	6,300,000	7,084,570
Intu Properties PLC, 11.00%, 12/04/2024(c)(d)		4,076,967	5,035,967
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(b)		$2,636,000	2,504,141
Jerrold Finco PLC, 5.25%, 01/15/2027(a)	GBP	4,000,000	4,272,979
Punch Finance PLC, 6.13%, 06/30/2026(a)		2,740,000	3,028,550
Sherwood Financing PLC, 6.00%, 11/15/2026(a)		5,000,000	5,352,992
TalkTalk Telecom Group Ltd., 3.88%, 02/20/2025(a)		546,000	591,048
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)		7,000,000	7,312,238
Total United Kingdom			58,870,956
UNITED STATES—45.5%
Adams Homes, Inc., 7.50%, 02/15/2025(a)(b)		$2,023,000	1,987,237
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028(a)(b)		2,185,000	1,900,950
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		4,486,000	3,968,678
Air Lease Corp., (fixed rate to 06/15/2026, variable rate thereafter), Series B, 4.65%, 06/15/2026(g)		810,000	718,319
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)	EUR	5,000,000	4,170,460
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 4.75%, 07/15/2027(a)	GBP	955,000	987,270

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Arsenal AIC Parent LLC, 8.00%, 10/01/2030(a)		$117,000	$ 119,340
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
7.00%, 11/01/2026(a)(b)		711,000	695,374
5.88%, 06/30/2029(a)(b)		1,821,000	1,643,808
ASP Unifrax Holdings, Inc., 7.50%, 09/30/2029(a)(b)		2,162,000	1,256,842
Callon Petroleum Co.
8.00%, 08/01/2028(a)(b)		1,785,000	1,809,860
7.50%, 06/15/2030(a)(b)		1,045,000	1,014,504
Carnival Corp.
10.13%, 02/01/2026(a)(b)	EUR	236,000	272,747
7.63%, 03/01/2026(a)(b)		$3,514,000	3,466,612
5.75%, 03/01/2027(a)(b)		1,750,000	1,618,768
6.00%, 05/01/2029(a)(b)		445,000	400,006
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38%, 09/01/2029(a)(b)		2,535,000	2,423,919
4.50%, 08/15/2030(a)(b)		1,081,000	915,928
4.75%, 02/01/2032(a)(b)		1,195,000	986,603
Chart Industries, Inc., 9.50%, 01/01/2031(a)(b)		3,839,000	4,117,327
CMG Media Corp., 8.88%, 12/15/2027(a)(b)		2,640,000	2,060,678
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(b)		1,574,000	1,455,457
6.50%, 10/15/2028(a)(b)		3,473,000	3,004,158
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		6,037,000	4,995,617
Crescent Energy Finance LLC, 9.25%, 02/15/2028(a)(b)		2,763,000	2,810,524
CSC Holdings LLC
7.50%, 04/01/2028(a)(b)		4,000,000	2,471,269
11.25%, 05/15/2028(a)(b)		1,998,000	1,975,522
5.75%, 01/15/2030(a)(b)		4,480,000	2,319,193
4.50%, 11/15/2031(a)(b)		619,000	444,066
5.00%, 11/15/2031(a)(b)		862,000	435,645
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(a)(b)		1,500,000	1,125,375
DISH DBS Corp., 5.75%, 12/01/2028(a)(b)		1,670,000	1,285,096
DISH Network Corp., 11.75%, 11/15/2027(a)(b)		3,711,000	3,735,411
Encore Capital Group, Inc., 5.38%, 02/15/2026(a)	GBP	4,500,000	5,088,301
Ford Motor Credit Co. LLC, 4.54%, 03/06/2025		2,700,000	3,309,117
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)(b)		$2,671,000	2,446,443
5.00%, 05/01/2028(a)(b)		280,000	237,274
6.75%, 05/01/2029(a)(b)		830,000	641,673
5.88%, 11/01/2029(b)		895,605	656,681
6.00%, 01/15/2030(a)(b)		1,346,000	977,714
8.75%, 05/15/2030(a)(b)		1,701,000	1,641,098
8.63%, 03/15/2031(a)(b)		944,000	903,251
	Shares or Principal Amount		Value

Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027(b)		$1,912,000	$ 1,881,708
7.75%, 02/01/2028(b)		1,210,000	1,176,773
Goodyear Europe BV
2.75%, 08/15/2028(a)	EUR	2,000,000	1,950,734
2.75%, 08/15/2028(a)(b)		1,019,000	993,899
Goodyear Tire & Rubber Co. (The), 5.25%, 07/15/2031(b)		$1,735,000	1,544,169
Gray Escrow II, Inc., 5.38%, 11/15/2031(a)(b)		341,000	237,948
Gray Television, Inc., 4.75%, 10/15/2030(a)(b)		1,915,000	1,347,317
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(a)(b)		1,910,000	1,765,476
6.25%, 04/15/2032(a)(b)		1,011,000	918,924
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028(a)(b)		3,116,000	3,186,422
HUB International Ltd., 5.63%, 12/01/2029(a)(b)		2,420,000	2,159,918
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		4,895,000	4,186,430
Level 3 Financing, Inc., 10.50%, 05/15/2030(a)(b)		1,852,000	1,918,422
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		6,771,000	5,539,050
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026(a)(b)		1,965,000	1,959,697
9.25%, 04/15/2027(a)(b)		725,000	673,561
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(a)(b)		1,139,000	1,004,197
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(a)(b)		3,827,000	3,574,298
10.50%, 05/15/2027(a)(b)		548,000	534,980
NCL Corp. Ltd.
5.88%, 03/15/2026(a)(b)		721,000	682,252
7.75%, 02/15/2029(a)(b)		4,212,000	4,032,842
NCL Finance Ltd., 6.13%, 03/15/2028(a)(b)		1,803,000	1,640,730
Neptune Bidco US, Inc., 9.29%, 04/15/2029(a)(b)		2,884,000	2,652,860
New Cotai LLC, 5.00%, 02/02/2027(c)(d)		1,101,868	2,961,491
Nexstar Media, Inc., 4.75%, 11/01/2028(a)(b)		1,650,000	1,454,185
Northern Oil & Gas, Inc., 8.75%, 06/15/2031(a)		2,628,000	2,647,834
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027(a)(b)		1,481,000	1,288,996
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(a)(b)(f)		1,188,000	873,079
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/2029(a)(b)		2,300,000	2,243,558
Sabre GLBL, Inc., 11.25%, 12/15/2027(a)(b)		3,624,000	3,206,153
Sanchez Energy Corp., 7.25%, 07/15/2023(c)		257,000	5,140
Scientific Games Holdings LP / Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)(b)		1,645,000	1,457,569
Stagwell Global LLC, 5.63%, 08/15/2029(a)(b)		1,472,000	1,252,473
Staples, Inc.
7.50%, 04/15/2026(a)(b)		1,155,000	954,197
10.75%, 04/15/2027(a)(b)		2,510,000	1,435,243

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Income Credit Strategies Fund

Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Talen Energy Supply LLC, 8.63%, 06/01/2030(a)	$2,362,000	$ 2,451,473
Trident TPI Holdings, Inc., 12.75%, 12/31/2028(a)	89,000	94,245
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC, 10.50%, 02/15/2028(a)(b)	3,622,000	3,600,341
Univision Communications, Inc., 8.00%, 08/15/2028(a)(b)	417,000	420,127
Viking Cruises Ltd., 5.88%, 09/15/2027(a)(b)	2,870,000	2,683,708
Vistra Corp.
(fixed rate to 10/15/2026, variable rate thereafter), 8.00%, 10/15/2026(a)(g)	1,340,000	1,282,313
(fixed rate to 12/15/2026, variable rate thereafter), 7.00%, 12/15/2026(a)(g)	2,465,000	2,193,850
Vital Energy, Inc., 10.13%, 01/15/2028(b)	1,161,000	1,159,746
Weatherford International Ltd., 8.63%, 04/30/2030(a)(b)	5,737,000	5,879,719
Total United States		163,602,162
ZAMBIA—1.8%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)(b)	4,690,000	4,611,302
8.63%, 06/01/2031(a)(b)	1,649,000	1,688,164
Total Zambia		6,299,466
Total Corporate Bonds		457,230,424
COMMON STOCKS—1.7%
AUSTRALIA—0.0%
BIS Industries Ltd.(c)(d)(j)	804,308	1
HONG KONG—0.5%
Studio City International Holdings Ltd.(c)(j)	183,525	1,303,027
Studio City International Holdings Ltd., ADR(c)(j)	98,050	696,155
Total Hong Kong		1,999,182
UNITED STATES—1.2%
Foresight Energy LLC(c)(d)(j)	74,057	1,337,478
Kca Kelly Topco(c)(d)	11,090	670,945
Larchmont Intermediate Holdco LLC(c)(d)	1,661	19,328
New Cotai LLC(c)(d)(j)	971,487	1,049,206
True Religion Common(c)(d)(j)	61	1,139,751
Westmoreland Coal Co.(c)(d)(j)	13,063	1,960
Total United States		4,218,668
Total Common Stocks		6,217,851
EXCHANGE-TRADED FUNDS—1.6%
iShares iBoxx High Yield Corporate Bond ETF	73,000	5,511,500
Total Exchange-Traded Funds		5,511,500
Shares or Principal Amount			Value
BANK LOANS—1.0%
UNITED KINGDOM—0.8%
Impala Bidco 0 Ltd. GBP Term Loan, 9.68%, 06/08/2028(h)	GBP	1,000,000	$ 1,232,016
Constellation Automotive Ltd. GBP 2nd Lien Term Loan B, 11.43%, 07/27/2029(c)(h)		2,000,000	1,678,441
Total United Kingdom			2,910,457
UNITED STATES—0.2%
MLN US Holdco LLC
12.11%, 11/01/2027(c)(h)		$1,898,241	616,928
2022 Third Out Term Loan, 14.66%, 10/18/2027(h)		952,344	142,852
Total United States			759,780
Total Bank Loans			3,670,237
PREFERRED STOCKS—0.1%
UNITED STATES—0.1%
True Religion Preferred(c)(d)(j)		64	318,675
Total Preferred Stocks			318,675
SHORT-TERM INVESTMENT—6.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(k)		24,580,273	24,580,273
Total Short-Term Investment			24,580,273
Total Investments (Cost $547,984,015)—138.5%			497,528,960
Liabilities in Excess of Other Assets—(38.5%)			(138,339,103)
Net Assets—100.0%			$359,189,857

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Illiquid security.
(d)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(f)	Security is in default.
(g)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(h)	Variable or Floating Rate security. Rate disclosed is as of July 31, 2023.
(i)	Step bond. Rate disclosed is as of July 31, 2023.
(j)	Non-income producing security.
(k)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound Sterling
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2023
abrdn Income Credit Strategies Fund

VRN	Variable Rate Note
At July 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
08/16/2023	HSBC Bank PLC	GBP	1,267,972	USD	1,638,774	$1,627,365	$(11,409)
Euro/United States Dollar
08/16/2023	Goldman Sachs & Co.	EUR	2,567,216	USD	2,845,090	2,824,541	(20,549)
08/16/2023	HSBC Bank PLC	EUR	6,847,565	USD	7,700,702	7,533,933	(166,769)
08/16/2023	Royal Bank of Canada	EUR	975,875	USD	1,074,746	1,073,692	(1,054)
08/16/2023	UBS AG	EUR	1,652,494	USD	1,823,745	1,818,132	(5,613)
Hong Kong Dollar/United States Dollar
08/16/2023	Goldman Sachs & Co.	HKD	191,213	USD	24,472	24,520	48
08/16/2023	Royal Bank of Canada	HKD	34,144	USD	4,375	4,378	3
08/16/2023	Royal Bank of Canada	HKD	142,635	USD	18,293	18,290	(3)
08/16/2023	UBS AG	HKD	324,350	USD	41,461	41,592	131
						$14,966,443	$(205,215)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
08/16/2023	Citibank N.A.	USD	537,241	GBP	418,688	$537,361	$(120)
08/16/2023	Goldman Sachs & Co.	USD	328,274	GBP	255,157	327,478	796
08/16/2023	HSBC Bank PLC	USD	61,663,306	GBP	48,259,614	61,938,279	(274,973)
08/16/2023	UBS AG	USD	3,505,340	GBP	2,697,187	3,461,676	43,664
United States Dollar/Euro
08/16/2023	Morgan Stanley & Co.	USD	1,179,957	EUR	1,048,911	1,154,049	25,908
08/16/2023	Morgan Stanley & Co.	USD	8,619,067	EUR	7,884,000	8,674,254	(55,187)
08/16/2023	Royal Bank of Canada	USD	938,785	EUR	842,361	926,795	11,990
08/16/2023	Royal Bank of Canada	USD	168,686,211	EUR	154,235,259	169,695,064	(1,008,853)
08/16/2023	UBS AG	USD	394,364	EUR	353,840	389,307	5,057
United States Dollar/Hong Kong Dollar
08/16/2023	Goldman Sachs & Co.	USD	84,081	HKD	657,028	84,252	(171)
08/16/2023	Morgan Stanley & Co.	USD	701,486	HKD	5,487,527	703,676	(2,190)
08/16/2023	UBS AG	USD	4,162	HKD	32,461	4,163	(1)
						$247,896,354	$(1,254,080)
Unrealized appreciation on forward foreign currency exchange contracts							$87,597
Unrealized depreciation on forward foreign currency exchange contracts							$(1,546,892)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
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